Transactions with related parties, textuals (Details) ([DianaShippingServicesSaMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Monthly administrative fee	$ 10
Annual brokerage fee	1,300	1,040
Commissions percentage on charters	1.00%
Monthly management fee, operating vessels	15
Monthly management fee, laid up vessels	$ 20